                                        Paula Minella
                                        Counsel
                                        Metropolitan Life Insurance Company
                                        Telephone: (617) 578-4796

                                        April 30, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

RE: MetLife Insurance Company of Connecticut
    MetLife of CT Separate Account Twelve for Variable Annuities
    File Nos. 333-147902; 811-21266 (Pioneer AnnuiStar Plus, Portfolio Architect Plus and Scudder Advocate Rewards)
    Rule 497(j) Certification

Members of the Commission:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Twelve for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and the Statement of Additional Information for Pioneer AnnuiStar Plus and Portfolio Architect Plus as well as the form of Statement of Additional Information for Scudder Advocate Rewards Annuity, each dated April 28, 2008, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and the Statement of Additional Information contained in the Post-Effective Amendment No. 1 for the Account filed electronically with the Commission on April 8, 2008.

If you have any questions or comments, please call the undersigned at (617) 578-4796.

Sincerely,


/s/ Paula Minella
----------------------------------------
Paula Minella
Counsel
Metropolitan Life Insurance Company